Intangible assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible assets
NOTE 7: INTANGIBLE ASSETS
The change in intangible assets is broken down as follows, per class of assets:

(€’000)	Goodwill	In-process research and development	Development costs	Patents, licenses, trademarks	Software	Total
Capitalized costs
At January 1, 2019	883	33 677	1 084	14 214	164	50 022
Additions	—	—	—	181	46	227
Currency translation adjustments	—	—	—	—	—	—
Divestiture	—	—	—	(1 493)	(30)	(1 523)
At December 31, 2019	883	33 678	1 084	12 903	179	48 726
Additions	—	—	—	168	1	169
Currency translation adjustments	—	—	—	—	—	—
Divestiture	—	—	—	—	—	—
Transfer	—	—	—	—	100	100

At December 31, 2020	883	33 678	1 084	13 071	279	48 995

Accumulated amortization
At January 1, 2019	—	—	(411)	(13 338)	(109)	(13 858)
Amortization charge	—	—	(66)	(92)	(12)	(170)
Divestiture	—	—	—	1 493	8	1 501
At December 31, 2019	—	—	(477)	(11 938)	(112)	(12 527)
Amortization charge	—	—	(66)	(114)	(16)	(197)
Divestiture	—	—	—	—	—	—
Currency translation adjustments	—	—	—	—	—	—
Transfer	—	—	—	—	(100)	(100)

At December 31, 2020	—	—	(543)	(12 052)	(229)	(12 824)

Net book value
Capitalized costs	883	33 678	1 084	12 903	179	48 726
Accumulated amortization	—	—	(477)	(11 938)	(112)	(12 527)

At December 31, 2019	883	33 678	607	965	66	36 199

Capitalized costs	883	33 678	1 084	13 071	279	48 995
Accumulated amortization	—	—	(543)	(12 052)	(229)	(12 824)

At December 31, 2020	883	33 678	540	1 019	51	36 171

The capitalized development costs relate to the development of C-Cath ez
. Since May 2012 and the CE marking of C-Cath
ez
, the development costs of C-Cath
ez
are capitalized and amortized over the estimated residual intellectual property protection as of the CE marking (i.e. until 2029). No other development costs have been capitalized up until now. All other programs’ (C-Cure, CYAD-01, CYAD-02, CYAD-101, CYAD-211) related development costs have been assessed as not being eligible for capitalization and have therefore been recognized in the income statement as research and development expenses. Software is amortized over a period of 3 to 5 years.
Goodwill, IPRD, Patents, Licenses and Trademarks relate to the following items:

•
Goodwill and IPRD resulted from the purchase price allocation exercise performed for the acquisition of Oncyte LLC in 2015. As of December 31, 2020 and 2019, Goodwill and IPRD are not amortized but tested for impairment.

•
A license, granted in August 2007 by Mayo Clinic (for an amount of €9.5 million) upon the Group’s inception and an extension to the licensed field of use, granted on October 29, 2010 for a total amount of €2.3 million. The license and its extension were amortized straight line over a period of 20 years, in accordance with the license term. A €6.0 million impairment loss was recognized on the remaining net book value in the year ended 31 December 2017.

•
Patents acquired upon the acquisition of CorQuest Inc. in November 2014. The fair value of these intellectual rights was then determined to be €1.5 million. These patents were amortized over 18 years, corresponding to the remaining intellectual property protection filed for the first patent application in 2012. A €1.2 million impairment loss has been recognized on the remaining net book value in the year ended 31 December 2017. On November 22, 2019 the Heart-XS (CorQuest patents) patents and related rights have been divested to Corquest MedTech SRL, a third-party company established under Belgian laws, whose one of the founders is one of the technology developers, prior to its sale to the Group.

•
Exclusive Agreement for Horizon Discovery’s shRNA Platform to develop next-generation allogenic CAR-T Therapies acquired for $1.0 million at the end of December 2018. In September 2019, the Company capitalized milestone payments for a total amount of $0.2 million related to the exercise of the option on the Exclusive Agreement and to the first effective IND filing related to CYAD-02. In November 2020, the Group capitalized the milestone payments for an amount of $0.2 million related to the first effective IND, filed by the Group, relating to the product CYAD-211. At December 31, 2020, milestone payments are capitalized for a total amount of $0.4 million. This patent is amortized over the remaining intellectual property protection of 20 years, with the first patent application filed in 2008.

The Immuno-oncology cash generating unit (CGU) has a net book value of €35.6 million at December 31, 2020. This CGU is composed by:

•	The goodwill and IPRD resulting from the purchase price allocation exercise performed for the acquisition of Oncyte LLC in 2015, and;

•	The Horizon Discovery’s shrna platform.
The variance on the total intangible assets as of December 31, 2020 in comparison to December 31, 2019 resulted primarily from the regular amortization of C-Cath ez
costs and the Group’s Patents & Licenses.
Impairment testing
Impairment testing is detailed below.
Immuno-oncology CGU impairment test
5
Goodwill and IPRD exclusively relate to the acquisition of the former entity Oncyte LLC (meanwhile liquidated into Celyad SA) which was acquired in 2015. Management performs an annual impairment test on goodwill and on ‘indefinite lived assets’ that are not amortized in accordance with the accounting policies stated in notes 5.2.6 and 5.2.9. The impairment test has been performed at the level the immuno-oncology segment corresponding to the CGU to which the goodwill and the IPRD belong as well as the Horizon Discovery’s shRNA platform. The recoverable amount associated to this CGU is calculated based fair value less costs to sell model using Level 3 fair value measurements for which the Group developed unobservable inputs and requires the use of assumptions. The calculations use cash flow projections based on business plan ending in 2040 based on probability of success of CYAD-02, CYAD-101 and CYAD-211 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales associated with CYAD-02, CYAD-101 and CYAD-211. CGU recoverable value, determined accordingly, exceeds its carrying amount. Accordingly, no impairment loss was recognized neither on goodwill, on the IPRD nor on the Horizon Discovery’s shRNA platform intangible assets at December 31, 2020.
Management’s key assumptions (assumptions to which the unit’s or group of units’, recoverable amount is most sensitive) about projected cash flows when determining fair value less costs to sell are as follows:

•	Discount rate (WACC)
Management estimated the discount rate (WACC) for year ended at December 31, 2020 to be 14.8% (14,6% in 2019) based on following components: the US Government Treasury bill 20-Y, the Group’s Beta, the equity Market Risk Premium and the small firm/illiquidity premium. The slight increase of the WACC is mainly due to increase of the Beta of the Group which is attributed to the anticipation of data from our clinical programs and the potential advancement of our ongoing CAR T programs as well as the increase competitive landscape within the immuno-oncology field. Management corroborates its estimation with industry standards for biotechnological companies, the WACC used by Equity Research companies following the Group and transactions that have been sourced by the Group over the past 18 months.

•	Projected Revenue
Management estimated the projected revenue based on the following components: total market and market share, time-to-market, treatment price and terminal value. Management based its estimation of projected revenue and related components with the Group’s business plan, industry data for biotechnological companies, evolution of similar R&D programs, comparable prices, expected patent expiration period. The weight of this assumption is partially alleviated by the probability of success (PoS) presented hereunder.

5
The uncertainly raised by the COVID-19 pandemic is not impacting impairment testing. Although there are lot of uncertainties, it does not impact the Group’s assets valuation as of December 31, 2020. For additional information on COVID-19 pandemic update, refer to note 2.

•	Probabilities of Success (PoS)
Management estimated the PoS based on Clinical Development Success Rates observed by independent business intelligence consulting companies for hematologic and solid oncological diseases. Probability of the Group’s product candidates getting on the market used were in line with prior year and as follows:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	62%	29%	53%	86%	8 . 1%
CYAD-101	100%	64%	23%	34%	80%	4 . 0%
CYAD-211	100%	62%	29%	53%	86%	8 . 1%
The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. The following table presents the sensitivity analyses of the recoverable amount of the CGU associated to the immuno-oncology operations:

Sensitivity analysis		Discount rate (WACC)
Projected Revenue	Impact on model value	14.6%	15.3%	16.0%
	95.0%	-14%	-27%	-39%
	97.5%	-7%	-21%	-33%
	100.0%	Model Reference	-14%	-27%
Regarding the sensitivity analysis related to PoS based on a change in this assumption while holding all other assumptions constant, a decrease by -10% or -20% to the bottom-line cumulative PoS would implied a decrease by -10% or -20% respectively of the recoverable amount of the CGU associated to the immuno-oncology operations. This sensitivity analyze would imply that the recoverable value of the CGU exceeds its carrying amount at December 31, 2020.
C-Cure impairment test
Pursuant to 2017 strategic decision to focus all the efforts of the Group on the development of the immuno-oncology platform and the lack of strategic business development opportunities identified for the C-Cure (Mayo Licenses), this asset had been fully impaired as of December 31, 2017. CGU’s recoverable amounts being confirmed to be zero at current year-end, the 100% impairment allowance has been carried forward at December 31, 2020.